GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
GEOGRAPHICAL INFORMATION
Schedule of revenues by geographical area
	For the years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Revenue
PRC	739,412	1,541,699	1,842,893	284,494
Non-PRC	10,499	221,880	1,841,536	284,284

Schedule of property and equipment, net by geographical area
	As of December 31,
	2014	2015
	RMB	RMB	US$
Property and equipment, net
PRC	45,349	116,787	18,029
Non-PRC	556	2,542	392